Commitments, Guarantees and Contingent Liabilities - Texas Associations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Loss Contingencies
Liability for claims	$ 27,423	$ 26,325
Texas Windstorm Insurance Association
Loss Contingencies
Loss contingency accrual	37
Texas Fair Plan Association
Loss Contingencies
Liability for claims	$ 8